Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 32,048	$ 7,563
Restricted cash, current portion	400	376
Inventories	858	1,911
Trade accounts receivable, net	4,146	10,469
Prepayments and other current assets	543	204
Insurance claim receivable		608
Total current assets	37,995	21,131
FIXED ASSETS, NET:
Vessels, net	95,467	114,185
Total fixed assets, net	95,467	114,185
OTHER NON-CURRENT ASSETS:
Restricted cash, net of current portion	2,000	2,250
Financial derivative instrument		619
Deferred dry dock and special survey costs, net	1,263	794
Total other non-current assets	3,263	3,663
Total assets	136,725	138,979
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	5,559	5,829
Trade accounts payable	2,113	2,604
Hire collected in advance	918	2,133
Accrued and other liabilities	878	967
Total current liabilities	10,546	12,561
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs	53,386	59,047
Promissory note		6,000
Total non-current liabilities	53,386	65,047
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; of which 1,000,000 authorized Series A Convertible Preferred Shares; 449,473 Series A Convertible Preferred Shares issued and outstanding as at December 31, 2022 and 403,831 at June 30, 2023)
Common stock ($0.001 par value; 450,000,000 shares authorized; 10,614,319 shares issued and outstanding as at December 31, 2022 and 10,794,812 at June 30, 2023, respectively)	11	11
Additional paid-in capital	111,826	111,869
Accumulated deficit	(39,044)	(50,509)
Total stockholders’ equity	72,793	61,371
Total liabilities and stockholders’ equity	136,725	138,979
Related Party [Member]
CURRENT LIABILITIES:
Due to related parties	$ 1,078	$ 1,028